Earnings (losses) Per Share	12 Months Ended
Dec. 31, 2013
Earnings (losses) Per Share
Earnings (losses) Per Share

13. Earnings (losses) Per Share

        The components of basic and diluted earnings (losses) per share are as follows:

	2011		2012		2013
	(In millions of Korean Won, except per share data)
Net income (loss) available for common shareholders (A)	~~W~~	14,928	~~W~~	(12,224)	~~W~~	(18,588)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Earnings (losses) per share Basic and diluted (A/B)	~~W~~	2,148	~~W~~	(1,759)	~~W~~	(2,675)